Schedule of other income and gains (Details)		12 Months Ended
		Dec. 31, 2024 USD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Notes and other explanatory information [abstract]
Interest income		$ 87,852	$ 682,409	$ 515,980	$ 28,253
Government grants (Note )	[1]	1,846	14,336		12,324,800
Foreign exchange gain, net				28,394	194,717
Rebate income		4,398	34,159
Rental income		83,488	648,509	96,000	104,000
Reversal of provision for reinstatement costs		9,011	70,000
Sponsorship income		63,742	495,131	78,888	530,765
Sundry income (Note )	[2]	81,232	630,988	472,262	1,116,338
Other income and gains		$ 331,569	$ 2,575,532	$ 1,191,524	$ 14,298,873

[1]	The government grants represent subsidies granted from Maternity Leave Pay (“RMLP”) Scheme for the year. All conditions of the government grants have been satisfied. (2022: The government grants represent subsidies granted from Catering Business Subsidy Scheme under the Anti-epidemic Fund of the Government of the Hong Kong Special Administrative Region. All conditions of the government grants have been satisfied.)
[2]	Sundry income mainly includes reimbursement of medical expenses on occupational injury and other miscellaneous expenses, which individually are not material to the Group.